Company financial information (Parent Corporation) - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 16,462	$ 16,392	$ 15,543
Interest expense (including, $64, $59, $73, to subsidiaries, respectively)	4,360	2,821	1,074
(Benefit) for income taxes	1,120	938	496
Net income applicable to shareholders of The Bank of New York Mellon Corporation	4,441	4,266	4,090
Preferred stock dividends	(169)	(169)	(175)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	4,272	4,097	3,915
Parent Company
Condensed Income Statements, Captions [Line Items]
(Loss) gain on securities held for sale	(11)	1	0
Other revenue	39	36	67
Total revenue	5,469	5,993	2,050
Interest expense (including, $64, $59, $73, to subsidiaries, respectively)	941	658	663
Other expense	197	439	254
Total expense	1,138	1,097	917
Income before income taxes and equity in undistributed net income of subsidiaries	4,331	4,896	1,133
(Benefit) for income taxes	(208)	(165)	(526)
Equity in undistributed net income	(98)	(795)	2,431
Net income applicable to shareholders of The Bank of New York Mellon Corporation	4,441	4,266	4,090
Preferred stock dividends	(169)	(169)	(175)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	4,272	4,097	3,915
Interest expense, related party	64	59	73
Parent Company | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	3,209	3,874	1,405
Interest revenue from subsidiaries	4	13	25
Equity in undistributed net income	(139)	(508)	1,524
Parent Company | Nonbank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	2,075	1,869	382
Interest revenue from subsidiaries	153	200	171
Equity in undistributed net income	$ 41	$ (287)	$ 907